Accounts And Other Receivables And Contract Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [line items]
Disclosure Of Detailed Information About Accounts and Other Receivables and Contract Assets [Text Block]

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Contract acquisition cost (f)	6,236,822	2,812,305
Receivables from core retail credit and enablement service	3,736,176	1,564,189
Receivables from external payment services providers (a)	1,826,203	1,059,093
Trust statutory deposits (b)	1,058,355	627,674
Other deposits	505,764	390,173
Receivables from guarantee arrangements	430,908	273,838
Receivables from other technology platform-based service	508,202	181,602
Receivables from ADS income	95,246	107,079
Receivables from referral arrangements	586,461	51,724
Receivables from exercise of share options	197	1,670
Receivables for shares repurchase program (Note 37(a))	859,772	—
Others	553,530	498,336

Less: Provision for impairment losses (c)	(639,501)	(274,012)

	15,758,135	7,293,671

(a)
The Group maintains accounts with external online payment service providers to transfer deposits of platform investors, collect principal and interest from borrowers and dispatch loan proceeds to borrowers. The Group recorded the related amounts as receivables from external payment service providers.

(b)	The balances represent cash deposited in China Trust Protection Fund Co., Ltd. as required by trust regulations.
(f)
As of December 31, 2022 and 2023, the remaining amount of consideration the Group expected to receive is higher than the carrying amount of contract acquisition cost. As such, no loss allowance was recorded against contract acquisition cost.

Disclosure Of Detailed Information About Maturity Analysis Of Receivables Explanatory
The following table sets forth the aging analysis of receivables generated from activities in relation to core retail credit and enablement service, other technology platform-based service, referral and guarantee arrangements as of December 31, 2022 and 2023. The aging is presented from the date the corresponding revenue is recognized.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Up to 1 year	5,107,630	1,931,422
1 to 2 years	117,620	62,799
2 to 3 years	30,548	69,075
Above 3 years	5,949	8,057

	5,261,747	2,071,353

Disclosure Of Detailed Information About Movements In Provision for Impairment Losses [Text Block]
(c)	The following table sets forth the movements in the provision for impairment losses:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
At the beginning of the year	688,378	630,848	639,501
Impairment loss recognized in the consolidated statement of comprehensive income	991,903	1,140,937	629,124
Written off during the year	(1,083,618)	(1,172,660)	(1,090,364)
Recovery of receivables written off previously	34,185	40,376	95,751

At the end of the year	630,848	639,501	274,012

Schedule Of Aging Analysis Of Receivables Generated From Activities
(d)
The loss allowance as of December 31, 2022 was determined against receivables from core retail credit and enablement service, other technology platform-based service and referral and guarantee arrangements, as follows:

	As of December 31, 2022
	Current	1-90 days past due	91-180 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Expected loss rate	3.11%	92.34%	93.11%	12.15%
Receivables from core retail credit and enablement service	3,315,385	176,470	244,321	3,736,176
Receivables from other technology platform-based service	508,202	—	—	508,202
Receivables from referral arrangements	586,461	—	—	586,461
Receivables from guarantee arrangements	321,228	52,191	57,489	430,908

Loss allowance	(147,337)	(211,145)	(281,019)	(639,501)

(e)
The loss allowance as of December 31, 2023 was determined against receivables from core retail credit and enablement service, other technology platform-based service and referral and guarantee arrangements, as follows:

	As of December 31, 2023
	Current	1-90 days past due	91-180 days past due	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Expected loss rate	1.20%	78.28%	98.13%	13.23%
Receivables from core retail credit and enablement service	1,363,507	83,450	117,232	1,564,189
Receivables from other technology platform-based service	181,602	—	—	181,602
Receivables from referral arrangements	51,724	—	—	51,724
Receivables from guarantee arrangements	192,888	36,807	44,143	273,838

Loss allowance	(21,505)	(94,142)	(158,365)	(274,012)